Operating Segment Information (Details)	3 Months Ended
	Mar. 31, 2023 USD ($) segment	Mar. 31, 2022 USD ($)
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment	2
Revenues:
Revenues	$ 438,000,000	$ 659,000,000
Segment Adjusted EBITDA
Segment adjusted EBITDA	(83,000,000)	57,000,000
Reconciliation of adjusted EBITDA to net (loss) income:
Interest expense	(24,000,000)	(18,000,000)
Interest income	3,000,000	3,000,000
Income tax expense	(1,000,000)	0
Depreciation and amortization	(56,000,000)	(31,000,000)
Net income attributable to noncontrolling interests	2,000,000	1,000,000
Other adjustments:
Business acquisition and integration expenses	(9,000,000)	0
Gain (loss) on disposition of business/assets	12,000,000	1,000,000
Certain legal expenses/settlements	(1,000,000)	(2,000,000)
Amortization of pension and postretirement actuarial losses	(1,000,000)	0
Net plant incident credits (costs)	(2,000,000)	(2,000,000)
Restructuring, impairment and plant closing and transition costs	(8,000,000)	(11,000,000)
Net loss	(168,000,000)	(2,000,000)
Titanium Dioxide
Revenues:
Revenues	313,000,000	510,000,000
Performance Additives
Revenues:
Revenues	125,000,000	149,000,000
Operating segments
Segment Adjusted EBITDA
Segment adjusted EBITDA	(63,000,000)	69,000,000
Operating segments | Titanium Dioxide
Revenues:
Revenues	313,000,000	510,000,000
Segment Adjusted EBITDA
Segment adjusted EBITDA	(61,000,000)	49,000,000
Operating segments | Performance Additives
Revenues:
Revenues	125,000,000	149,000,000
Segment Adjusted EBITDA
Segment adjusted EBITDA	(2,000,000)	20,000,000
Corporate and other
Segment Adjusted EBITDA
Segment adjusted EBITDA	$ (20,000,000)	$ (12,000,000)